E.I.I. REALTY SECURITIES FUND
E.I.I. REALTY SECURITIES FUND — SUMMARY SECTION
Investment Objective
The Domestic Fund’s investment objective is to provide the diversification and total return potential of investments in real estate. The Fund also seeks to achieve a total return that includes a significant component of current income, which may provide portfolio stability during periods of market fluctuation.
Fund Expenses
The following tables describe the fees and expenses you may pay if you buy and hold shares of the Domestic Fund:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	E.I.I. REALTY SECURITIES FUND INSTITUTIONAL CLASS SHARE
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fees	1.50%
Exchange Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		E.I.I. REALTY SECURITIES FUND INSTITUTIONAL CLASS SHARE
Investment Advisory Fees		0.75%
Administration Fees		0.15%
Rule 12b-1 Distribution Fees		none
Other Expenses		0.38%
Total Fund Operating Expenses	[1]	1.28%
Fee Waiver and/or Expense Reimbursement		(0.48%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.80%
[1]	Until further notice to shareholders, the Adviser has voluntarily agreed to waive a portion of its investment advisory fees and/or absorb the expenses of the Domestic Fund (excluding certain investment related and extraordinary expenses, and acquired fund fees and expenses) to the extent necessary to limit the direct total annual expenses to not more than 0.80% of the average daily net assets of the Institutional Class shares of the Domestic Fund. This expense limitation may not be amended or withdrawn until one year from the date of this Prospectus. To the extent that the Adviser waives investment advisory fees and/or absorbs expenses, it may seek payment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the expense limitation stated above for the Domestic Fund.

Example
This Example is intended to help you compare the cost of investing in the Domestic Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $1,000,000 in the Domestic Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
E.I.I. REALTY SECURITIES FUND INSTITUTIONAL CLASS SHARE	8,168	35,845	65,619	150,304

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Principal Strategies
The Domestic Fund seeks to achieve its investment objective by investing primarily in companies whose business is to own, operate, develop and manage real estate. Under normal market circumstances, the Fund will invest at least 80% of its net assets (which, for purposes of this policy, may include borrowings for investment purposes) in the securities of companies in the United States that are in the real estate industry, (with a primary emphasis on real estate investment trusts ("REITs") or REIT-like structures) that are "principally engaged" in the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate. 20% of the Fund's total net assets may be invested in securities of foreign real estate companies. For purposes of this policy, "principally engaged" means that at least 50% of a company's revenues are derived from such real estate activities or at least 50% of the fair market value of a company's assets are invested in real estate. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The securities in which the Domestic Fund may invest include but are not limited to common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The analyst team at EII analyzes companies on a qualitative and quantitative basis to determine whether they are appropriate for investment. Qualitative analysis includes management strength, business strategy, financial strength and competitive advantages within the marketplace. Quantitative analysis entails review of cash flow and dividend growth prospects, risk-adjusted total return expectations, real estate analysis using criteria such as capitalization rates and values on a square footage basis and balance sheet strength and relative cost of capital. Portfolio managers and analysts comprise an investment team that selects companies for investment.
Principal Investment Risks
The Domestic Fund is subject to the risks common to all mutual funds that invest in equity securities, foreign securities, real estate securities and fixed-income securities. You may lose money by investing in this Fund if any of the following occur:
  domestic and foreign stock markets or real estate markets go down;
  there are changes in the markets for REITs, which are subject to more abrupt or erratic price movements than equity securities markets;
  one or more stocks in the Fund's portfolio do not perform as well as expected;
  there are changes in interest rates;
  there are increases in operating costs generally of real estate properties or increases in competition, property taxes or capital expenditures regarding real estate properties;
  there are increases in defaults relating to real estate properties, including defaults by borrowers or tenants; or
  the real estate industry is affected by certain economic, political or regulatory occurrences.
In this Prospectus, "REITs" are defined as companies that are permitted by local regulations to avoid payment of taxes at the corporate level by paying out a substantial portion of income to shareholders as dividends. The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

As a non-diversified fund, the Domestic Fund may devote a larger portion of its assets to the securities of a single issuer than if it were diversified. As such, each investment may have a greater effect on the Fund's performance, making the Fund more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

As with any mutual fund, there is no guarantee that the Domestic Fund will earn income or show a positive total return over time. The Fund's price, yield and total return will fluctuate. You may lose money if the Fund's investments do not perform well.

Investor Profile

The Domestic Fund may be appropriate for investors who:
  seek to grow capital over the long term;
  are willing to take on the increased risks of an investment concentrated in securities of companies that operate within the same industry;
  can withstand volatility in the value of their shares of the Fund; and
  wish to add to their personal investment portfolio a fund that invests primarily in companies operating in the real estate industry.
An investment in the Domestic Fund may not be appropriate for all investors. The Fund is not intended to be a complete investment program, nor is it intended to be used as a short-term trading vehicle.
Fund Performance
The bar chart and the table below show how the Domestic Fund has performed in the past and provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance compared with two indices that are broad measures of market performance. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Fund. The Fund’s past performance does not show how the Fund will perform in the future.
E.I.I. Realty Securities Fund Returns for Each Full Calendar Year For The Last Ten Years
[1]	The best calendar quarter return during the period shown above was 31.45% in the third quarter of 2009; the worst calendar quarter was -35.66% in the fourth quarter of 2008. The Domestic Fund's calendar year-to-date total return is 2.51% as of September 30, 2013.

Average Annual Return (for the Periods Ended December 31, 2012)
Average Annual Total Returns E.I.I. REALTY SECURITIES FUND		One Year	Five Years	Ten Years
Domestic Fund		17.23%	5.97%	11.90%
Domestic Fund return after taxes on distributions		16.71%	(5.24%)	8.76%
Domestic Fund return after taxes on distributions and sale of shares		11.20%	4.66%	9.45%
FTSE NAREIT Equity REITs Index (reflects no deductions for fees, expenses or taxes)	[1]	18.06%	5.45%	11.63%
Wilshire Real Estate Securities Index (reflects no deductions for fees, expenses or taxes)	[1]	17.57%	5.08%	11.66%
[1]	An index is a hypothetical measure of performance based on the fluctuations in the value of securities that make up a particular market. An index does not show actual investment returns. Payment of management or brokerage fees or taxes would lower an index's performance. An index is unmanaged and should not be considered an investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The Domestic Fund’s shares, when redeemed, may be worth more or less than original cost. The Fund’s performance takes into account all applicable fees and expenses.